Consolidated Statements of Cash Flows	12 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 CNY (¥)
Cash flows from operating activities:
Net income/(loss)	¥ (28,745,427)	$ (4,236,552)	¥ (130,831,274)	¥ 11,209,523
Adjustments to reconcile net income to net cash (used in)/provided by operating activities:
(Reversal of allowance)/allowance for credit losses	7,953,156	1,172,150	9,125,428	(344,330)
Amortization of operating lease right-of-use assets				118,320
Amortization of intangible assets and other non-current assets	11,009,889	1,622,657
Share-based compensation	20,572,642	3,032,032	119,596,950
Deferred tax assets			1,217,929	86,082
Changes in operating assets and liabilities:
Accounts receivable	(25,357,421)	(3,737,221)	(11,435,022)	(26,005,178)
Advance to suppliers	(20,225,641)	(2,980,891)	(17,871,377)	16,496,102
Prepaid expenses and other current assets	15,694,918	2,313,145	(2,621,766)	(160,373)
Amounts due from related parties			24,300	(24,300)
Accounts payable	(4,183,043)	(616,504)	(1,007,930)	977,687
Contract liabilities	1,089,228	160,532	263,487	1,219,296
Income tax payable	243,732	35,922	(21,786)	3,634,706
Accrued expenses and other current liabilities	(4,285,285)	(631,573)	4,646,029	288,199
Lease liabilities				(118,320)
Amounts due to related parties	(513,513)	(75,682)	513,513	(143,382)
Net cash provided by/(used in) operating activities	(26,746,765)	(3,941,984)	(28,401,519)	7,234,032
Cash flows from financing activities:
Proceeds from borrowings	4,000,000	589,527	4,550,000	5,000,000
Repayments of borrowings	(4,517,000)	(665,723)	(4,973,000)	(7,520,000)
Payment for deferred offering cost	(336,261)	(49,559)	(4,984,502)	(5,009,766)
Repayment of loans to related parties				(30,000,000)
Net proceeds from initial offering	63,290,086	9,327,804	47,372,559
Proceeds from shareholder contributions				31,500,000
Net cash (used in)/provided by financing activities	62,436,825	9,202,049	41,965,057	(6,029,766)
Cash flows from investing activities
Purchase of intangible assets	(35,687,565)	(5,259,695)
Payments to acquire equity investment of other entities			(14,347,600)
Net cash used in investing activity	(35,687,565)	(5,259,695)	(14,347,600)
Net increase/(decrease) in cash	2,495	370	(784,062)	1,204,266
Cash at the beginning of year	468,731	69,080	1,252,793	48,527
Cash at the end of year	471,226	69,450	468,731	1,252,793
Supplemental disclosure of cash flow information:
Income tax paid	29,617	4,365	25,994	16,076
Interest paid	164,286	24,213	206,780	198,746
Supplemental disclosure of non-cash flow information:
Decrease in operating lease right-of-use asset and liabilities due to termination of lease contracts				¥ 610,565